Fair Value Measurements - Summary of Significant Measurement Inputs (Details)	Jun. 30, 2021 d	Dec. 31, 2020 yr d
3.00% – 2020 Convertible Notes | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		20.28
3.00% – 2020 Convertible Notes | Risk-free interest rate | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		0.10
3.00% – 2020 Convertible Notes | Risk-free interest rate | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		0.08
3.00% – 2020 Convertible Notes | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		55
3.00% – 2020 Convertible Notes | Expected term, in years | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input | yr		4.19
3.00% – 2020 Convertible Notes | Expected term, in years | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input | yr		0.14
3.00% – 2020 Convertible Notes | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		48.4
3.00% – 2020 Convertible Notes | Conversion price discount | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		40
3.00% – 2020 Convertible Notes | Conversion price discount | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		25
8.00% – 2020 Convertible Notes | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		20.28
8.00% – 2020 Convertible Notes | Risk-free interest rate | Level 3 | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		0.52
8.00% – 2020 Convertible Notes | Risk-free interest rate | Level 3 | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		0.08
8.00% – 2020 Convertible Notes | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		55
8.00% – 2020 Convertible Notes | Expected term, in years | Level 3 | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input | yr		6.14
8.00% – 2020 Convertible Notes | Expected term, in years | Level 3 | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input | yr		0.14
8.00% – 2020 Convertible Notes | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		35
8.00% – 2020 Convertible Notes | Conversion price discount | Level 3 | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		40
8.00% – 2020 Convertible Notes | Conversion price discount | Level 3 | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		25
Convertible Notes | 3.00% – 2020 Convertible Notes | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	24.70
Convertible Notes | 3.00% – 2020 Convertible Notes | Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.03
Convertible Notes | 3.00% – 2020 Convertible Notes | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	55
Convertible Notes | 3.00% – 2020 Convertible Notes | Expected term, in years | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.10
Convertible Notes | 3.00% – 2020 Convertible Notes | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	48.45
Convertible Notes | 3.00% – 2020 Convertible Notes | Conversion price discount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	25
Convertible Notes | 8.00% – 2020 Convertible Notes | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	24.70
Convertible Notes | 8.00% – 2020 Convertible Notes | Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.03
Convertible Notes | 8.00% – 2020 Convertible Notes | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	55
Convertible Notes | 8.00% – 2020 Convertible Notes | Expected term, in years | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.10
Convertible Notes | 8.00% – 2020 Convertible Notes | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	35
Convertible Notes | 8.00% – 2020 Convertible Notes | Conversion price discount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	40
Convertible Notes | 5.00% – $50.0 Million Convertible Notes | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	24.70
Convertible Notes | 5.00% – $50.0 Million Convertible Notes | Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.03
Convertible Notes | 5.00% – $50.0 Million Convertible Notes | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	55
Convertible Notes | 5.00% – $50.0 Million Convertible Notes | Expected term, in years | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.10
Convertible Notes | 5.00% – $50.0 Million Convertible Notes | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	48.4
Convertible Notes | 5.00% – $25.0 Million Convertible Notes | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	24.70
Convertible Notes | 5.00% – $25.0 Million Convertible Notes | Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.03
Convertible Notes | 5.00% – $25.0 Million Convertible Notes | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	55
Convertible Notes | 5.00% – $25.0 Million Convertible Notes | Expected term, in years | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.10
Convertible Notes | 5.00% – $25.0 Million Convertible Notes | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	48.4
Convertible Notes | 5.00% – $30.0 Million Convertible Notes | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	24.70
Convertible Notes | 5.00% – $30.0 Million Convertible Notes | Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.03
Convertible Notes | 5.00% – $30.0 Million Convertible Notes | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	55
Convertible Notes | 5.00% – $30.0 Million Convertible Notes | Expected term, in years | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.10
Convertible Notes | 5.00% – $30.0 Million Convertible Notes | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	48.4
2020 Term Facility Loan | Fair Value per share of ordinary shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	24.70	20.28
2020 Term Facility Loan | Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.03	0.21
2020 Term Facility Loan | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	55	55
2020 Term Facility Loan | Expected term, in years | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	0.10
2020 Term Facility Loan | Expected term, in years | Level 3 | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input | yr		4.13
2020 Term Facility Loan | Expected term, in years | Level 3 | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input | yr		0.14
2020 Term Facility Loan | Discount yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input	35
2020 Term Facility Loan | Conversion price discount | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, measurement input		35